Long-term investment (Tables)	12 Months Ended
Jun. 30, 2023
Long-term investment
Schedule of long-term investment

	June 30,	June 30,
	2023	2022
Cost of long-term investment	3,000,000	3,000,000
Less: impairment loss	(610,302)	—
Long-term investment, net	$2,389,698	$3,000,000